UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

Investment Company Act file number 811-3807

SunAmerica Money Market Funds, Inc.

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

Item 1. Schedule of Investments.

SunAmerica Money Market Fund

PORTFOLIO OF INVESTMENTS - March 31, 2009 (unaudited)

	Principal	Market Value
Security Description	Amount	(Note 1)
SHORT-TERM INVESTMENT SECURITIES — 95.9%
CERTIFICATES OF DEPOSIT — 9.0%
Bank of America N.A.
2.25% due 05/11/09	$13,200,000	$13,200,000
Barclays Bank PLC
2.22% due 06/18/09	13,400,000	13,400,000
BNP Paribas
0.41% due 04/06/09†	14,000,000	14,000,214
Calyon
2.13% due 04/20/09†	13,500,000	13,504,213
Rabobank Nederland N.V.
1.01% due 09/04/09†	13,600,000	13,600,585
Royal Bank Of Canada
1.05% due 04/16/09†	13,250,000	13,250,560
1.44% due 05/07/09†	13,500,000	13,494,148

Total Certificates of Deposit
(amortized cost $94,449,720)		94,449,720

COMMERCIAL PAPER — 2.6%
J.P. Morgan Chase & Co.
0.25% due 04/09/09	13,500,000	13,499,250
Rabobank USA Financial Co.
0.15% due 04/02/09	14,000,000	13,999,942

Total Commercial Paper
(amortized cost $27,499,192)		27,499,192

CORPORATE BONDS & NOTES — 0.5%
J.P. Morgan Chase & Co.
FDIC Guar. Notes
1.33% due 05/26/09†
(amortized cost $5,000,000)	5,000,000	5,000,000

MEDIUM TERM NOTES — 6.1%
Bank of America N.A.
FDIC Guar. Notes
1.36% due 06/15/09*†	27,000,000	27,000,000
Citigroup Funding, Inc.
FDIC Guar. Notes
1.27% due 04/30/09†	13,300,000	13,325,047
General Electric Capital Corp.
1.36% due 05/29/09†	13,500,000	13,398,377
J.P. Morgan Chase & Co.
0.57% due 04/27/09†	10,000,000	9,974,027

Total Medium Term Notes
(amortized cost $63,697,451)		63,697,451

REGISTERED INVESTMENT COMPANIES — 0.3%
State Street Institutional U.S. Government Money
Market Fund
(amortized cost $3,713,144)	3,713,144	3,713,144

U.S. GOVERNMENT AGENCIES — 76.1%
Agency for International Development Panama
0.67% due 04/01/09†	1,788,352	1,792,072
Federal Farm Credit Bank
0.70% due 04/01/09†	13,400,000	13,400,000
Federal Home Loan Bank
0.26% due 06/19/09	13,400,000	13,392,355
0.28% due 06/22/09	13,400,000	13,391,454
0.33% due 04/20/09	5,500,000	5,499,042
0.34% due 04/08/09	26,500,000	26,498,248
0.34% due 04/28/09	5,500,000	5,498,598
0.34% due 05/26/09	13,500,000	13,492,987
0.45% due 09/16/09	13,500,000	13,471,650
0.58% due 08/26/09	13,500,000	13,468,028
0.59% due 09/02/09	20,000,000	19,949,522
0.80% due 11/20/09	27,000,000	26,860,200
1.00% due 02/12/10	28,000,000	27,753,444
1.02% due 02/23/10	5,000,000	4,953,533
1.02% due 02/26/10	14,000,000	13,989,309
1.05% due 02/23/10	13,500,000	13,487,672
1.05% due 03/05/10	13,600,000	13,592,217
1.20% due 04/23/09	5,000,000	4,996,333
1.25% due 04/13/09†	55,000,000	54,990,732
1.32% due 05/11/09	13,400,000	13,380,347
1.45% due 05/01/09	13,400,000	13,383,808
1.50% due 07/17/09	11,000,000	10,950,958
1.70% due 05/18/09	13,100,000	13,070,925
1.80% due 05/13/09	13,200,000	13,172,280
2.03% due 04/23/09	13,250,000	13,255,350
2.20% due 04/01/09	11,300,000	11,300,000
2.30% due 04/30/09	13,500,000	13,474,987
2.51% due 05/07/09	13,700,000	13,698,193
3.00% due 04/20/09	13,500,000	13,478,625
3.00% due 04/21/09	13,500,000	13,477,500
3.00% due 04/22/09	13,500,000	13,476,375
3.00% due 04/23/09	13,500,000	13,475,250
3.00% due 04/24/09	13,500,000	13,474,125
3.00% due 04/29/09	13,500,000	13,468,500
3.10% due 04/15/09	13,500,000	13,483,725
Federal Home Loan Mtg. Corp.
0.68% due 09/30/09	40,000,000	39,862,489
1.09% due 05/04/09†	19,000,000	19,000,000
1.25% due 04/13/09†	12,000,000	11,999,734
1.26% due 06/10/09†	28,000,000	27,994,759
Federal National Mtg. Assoc.
0.39% due 07/14/09	21,000,000	20,976,340
1.00% due 04/20/09	26,600,000	26,585,961
1.05% due 05/01/09	13,300,000	13,288,363
1.17% due 05/12/09†	42,500,000	42,470,338
1.18% due 05/05/09†	13,500,000	13,497,849
1.24% due 04/13/09†	56,000,000	55,996,406
1.55% due 09/02/09	13,400,000	13,311,151

Total U.S. Government Agencies
(amortized cost $795,481,734)		795,481,734

1

	Principal	Market Value
Security Description	Amount	(Note 1)
U.S. GOVERNMENT TREASURIES — 1.3%
United States Treasury Bills
1.26% due 07/02/09
(amortized cost $13,356,852)	$13,400,000	$13,356,852

Total Short-Term Investment Securities — 95.9%
(amortized cost $1,003,198,093)		1,003,198,093

REPURCHASE AGREEMENT — 4.2%
UBS Securities, LLC Joint Repurchase Agreement (1)
(amortized cost $44,097,000)	44,097,000	44,097,000

TOTAL INVESTMENTS —
(amortized cost $1,047,295,093)(2)	100.1%	1,047,295,093
Liabilities in excess of other assets	(0.1)	(1,388,137)

NET ASSETS	100.0%	$1,045,906,956

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At March 31, 2009, the aggregate value of these securities was $27,000,000 representing 2.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†	Variable Rate Security – the rate reflected is as of March 31, 2009; maturity date reflects next reset date.

(1)	See Note 2 for details of Joint Repurchase Agreements.

(2)	At March 31, 2009, the cost of securities for federal income tax purposes was the same for book purposes.

FDIC — Federal Deposit Insurance Corp.

Industry Allocation#

U.S. Government Agencies	76.1%
Money Center Banks	5.4
Repurchase Agreement	4.2
Foreign Banks	3.9
Super-Regional Banks – U.S.	3.8
Commercial Banks - Canadian	2.5
Finance	1.3
U.S. Government Securities	1.3
Diversified Financial Services	1.3
Treasury / Agency	0.3

100.1%

#	Calculated as a percentage of net assets

See Notes to Portfolio of Investments

SunAmerica Municipal Money Market Fund

PORTFOLIO OF INVESTMENTS - March 31, 2009 (unaudited)

	Principal	Market Value
Security Description	Amount	(Note 1)
SHORT-TERM INVESTMENT SECURITIES — 104.2%
Arizona — 1.2%
Maricopa County, Arizona Industrial Development Authority (LOC — Harris Trust & Savings Bank) 0.67% due 04/02/09†	$600,000	$600,000
Maricopa County, Arizona Industrial Development Authority Multi-Family Housing Series A (LOC — Wells Fargo Bank N.A.) 0.57% due 04/02/09†	1,430,000	1,430,000

		2,030,000

California — 15.2%
Big Bear Lake, California Industrial Series A (LOC — KBC Bank N.V.) 0.51% due 04/01/09†	2,000,000	2,000,000
California Housing Finance Agency Multi-Family Housing Series A 0.30% due 04/01/09†	565,000	565,000
California Housing Finance Agency Multi-Family Housing Series C 3.50% due 04/01/09†	450,000	450,000
California Housing Finance Agency Series C 1.50% due 04/01/09†	1,600,000	1,600,000
California Housing Finance Agency Series E 0.40% due 04/01/09†	1,380,000	1,380,000
California Housing Finance Agency Series F 0.45% due 04/01/09†	2,905,000	2,905,000
California State Economic Recovery Series C-4 0.25% due 04/01/09†	2,800,000	2,800,000
California State Department of Water Resources Supply Series B-2 (LOC — BNP Paribas) 0.20% due 04/01/09†	380,000	380,000
California State Department of Water Resources Supply Series C-11 (LOC — KBC Bank N.V. & Bank of Nova Scotia) 0.25% due 04/02/09†	600,000	600,000
California State Department of Water Resources Supply Series F-4 (LOC — Bank of America N.A.) 0.25% due 04/01/09†	975,000	975,000
Irvine Ranch, California Water District (LOC — Bank of America N.A.) 0.30% due 04/01/09†	4,000,000	4,000,000
Irvine, California Improvement Bond Act (LOC — KBC Bank N.V.) 0.30% due 04/01/09†	550,000	550,000
Metropolitan Water District of Southern California Series C-2 0.15% due 04/01/09†	1,200,000	1,200,000
San Bernardino County, California Certificates of Participation (LOC — BNP Paribas) 0.20% due 04/02/09†	1,300,000	1,300,000
Santa Clara Valley, California Transportation Authority Series C 0.20% due 04/02/09†	4,000,000	4,000,000
Santa Clara, California Electric Series A (LOC — Bank of America N.A.) 0.30% due 04/01/09†	200,000	200,000

		24,905,000

Colorado — 6.4%
Colorado Housing & Finance Authority Series I 0.63% due 04/01/09†	1,000,000	1,000,000
Colorado Housing & Finance Authority Series I-B2 0.65% due 04/01/09†	1,570,000	1,570,000
Colorado Springs, Colorado National Strength & Conditioning Association (LOC — Wells Fargo Bank N.A.) 0.57% due 04/02/09†	1,235,000	1,235,000
Colorado Springs, Colorado Utilities Series A 0.35% due 04/02/09†	3,880,000	3,880,000
Colorado Springs, Colorado Utilities Series B 0.50% due 04/02/09†	2,100,000	2,100,000
Durango, Colorado Community Health & Human Services (LOC — Wells Fargo Bank N.A.) 0.57% due 04/02/09†	615,000	615,000

		10,400,000

District of Columbia — 2.1%
Metropolitan Washington, D.C. Airports Authority System Series A-2 0.50% due 04/09/09†	3,500,000	3,500,000

Florida — 0.7%
Broward County Florida School Board 0.55% due 04/02/09†	850,000	850,000
Collier County, Florida Health Facilities Authority (LOC — Wachovia Bank N.A.) 0.50% due 04/01/09†	350,000	350,000

		1,200,000

Georgia — 4.4%
De Kalb Private Hospital Authority 0.50% due 04/01/09†	4,950,000	4,950,000
De Kalb Private Hospital Authority Series A (LOC — Suntrust Bank) 0.50% due 04/01/09†	2,200,000	2,200,000

		7,150,000

Idaho — 0.5%
Idaho Health Facilities Authority 0.85% due 04/01/09†	890,000	890,000

Illinois — 6.4%
Chicago, O’Hare International Airport Series B (LOC — Societe Generale) 0.65% due 04/01/09†	730,000	730,000
Illinois Educational Facilities Authority (LOC — Harris Trust & Savings Bank) 0.45% due 04/01/09†	2,150,000	2,150,000
Illinois Finance Authority Series B-1 0.80% due 04/01/09†	695,000	695,000
Illinois Finance Authority Series B-5 0.48% due 04/01/09†	2,000,000	2,000,000
Illinois Finance Authority Series E 0.40% due 04/01/09†	300,000	300,000
Illinois State, Illinois 5.50% due 04/01/10	500,000	522,023
Jackson-Union Counties, Illinois Regional Port District (LOC — Wachovia Bank N.A.) 0.35% due 04/01/09†	4,050,000	4,050,000

		10,447,023

Indiana — 1.9%
Indiana State Development Finance Authority Series A (LOC — Barclays Bank PLC) 0.75% due 04/01/09†	3,100,000	3,100,000

Kansas — 0.7%
Kansas State Department of Transportation Series A-3 0.20% due 04/02/09†	595,000	595,000
Kansas State Department of Transportation Series A-4 0.20% due 04/02/09†	500,000	500,000

		1,095,000

Kentucky — 4.1%
Breckinridge County, Kentucky Lease Program (LOC — U.S. Bank N.A.) 0.35% due 04/01/09†	1,455,000	1,455,000
Breckinridge County, Kentucky Lease Program Series A (LOC — U.S. Bank N.A.) 0.35% due 04/01/09†	2,640,000	2,640,000
Kentucky Housing Corporation Series F 0.60% due 04/01/09†	1,090,000	1,090,000
Kentucky Housing Corporation Series I 0.60% due 04/01/09†	995,000	995,000
Louisville & Jefferson County, Kentucky Metropolitan Sewer District Series A 0.90% due 04/01/09†	450,000	450,000

		6,630,000

Maryland — 3.1%
Maryland Health & Higher Educational Facilities Authority Series A (LOC — Wachovia Bank N.A.) 0.40% due 04/02/09†	3,000,000	3,000,000
Maryland State Economic Development Corporation Series B (LOC — Bank of America N.A.) 0.35% due 04/01/09†	110,000	110,000
Washington County, Maryland Commissioners Series E (LOC — Wachovia Bank N.A.) 0.47% due 04/02/09†	1,900,000	1,900,000

		5,010,000

Massachusetts — 4.9%
Massachusetts Development Finance Agency Series U-6C (LOC — Allied Irish Bank PLC) 0.45% due 04/01/09†	5,000,000	5,000,000
Massachusetts Health & Educational Facilities Authority Series U (LOC — JP Morgan Chase Bank) 0.25% due 04/01/09†	100,000	100,000
Massachusetts State Water Resources Authority Series C
0.35% due 04/01/09†	2,935,000	2,935,000

		8,035,000

Michigan — 3.7%
Holt, Michigan Public Schools
0.40% due 04/02/09†	3,995,000	3,995,000
Michigan State Hospital Finance Authority Series B (LOC — Landesbank Hessen) 0.50% due 04/01/09†	2,065,000	2,065,000

		6,060,000

Missouri — 1.0%
Kansas City Industrial Development Authority (LOC — Bank of America N.A.) 0.50% due 04/01/09†	1,550,000	1,550,000

Nevada — 2.5%
Clark County School District Series B
0.60% due 04/01/09†	120,000	120,000
Clark County, Nevada Series A
0.65% due 04/01/09†	4,000,000	4,000,000

		4,120,000

New Jersey — 3.3%
New Jersey Economic Development Authority Series V-2 (LOC — Dexia Credit Local) 2.00% due 04/01/09†	2,000,000	2,000,000
New Jersey State Housing & Mortgage Finance Agency Series A
1.25% due 04/02/09†	400,000	400,000
New Jersey State Turnpike Authority Series C-1
2.25% due 04/01/09†	3,000,000	3,000,000

		5,400,000

New York — 12.4%
Metropolitan Transportation Authority Series D-1
2.50% due 04/02/09†	2,200,000	2,200,000
Metropolitan Transportation Authority Series G (LOC—BNP Paribas) 0.30% due 04/01/09†	1,490,000	1,490,000
New York City Municipal Water Finance Authority & Sewer System Series B-2
0.45% due 04/01/09†	500,000	500,000
New York City Municipal Water Finance Authority & Sewer System Series C
0.85% due 04/01/09†	1,100,000	1,100,000
New York City Municipal Water Finance Authority & Sewer System Series F-1
1.50% due 04/02/09†	190,000	190,000
New York City Municipal Water Finance Authority & Sewer System Series F-2
0.32% due 04/01/09†	105,000	105,000
New York City Office of the City Comptroller Series A-5 (LOC — KBC Bank N.V.) 0.23% due 04/01/09†	100,000	100,000
New York City Office of the City Comptroller Series A-6
0.50% due 04/01/09†	170,000	170,000
New York City Office of the City Comptroller Series E-3 (LOC — West Duetsche Landesbank) 0.30% due 04/01/09†	100,000	100,000
New York City Office of the City Comptroller Series J-3 (LOC — Allied Irish Bank PLC) 0.50% due 04/01/09†	4,760,000	4,760,000
New York City Office of the City Comptroller Series J-4
0.30% due 04/01/09†	2,260,000	2,260,000
New York City Transitional Finance Authority Series 2A
0.50% due 04/01/09†	250,000	250,000
New York City Transitional Finance Authority Series 2E
1.50% due 04/01/09†	300,000	300,000
New York City Transitional Finance Authority Series 3C
1.50% due 04/01/09†	700,000	700,000
New York City Transitional Finance Authority Series 3D
1.50% due 04/01/09†	910,000	910,000
Triborough Bridge & Tunnel Authority
1.25% due 04/01/09†	140,000	140,000
Triborough Bridge & Tunnel Authority Series C (LOC — Bayerische Landesbank) 0.50% due 04/01/09†	4,905,000	4,905,000

		20,180,000

North Carolina — 5.2%
City of Winston-Salem, NC Series C
1.10% due 04/02/09†	1,400,000	1,400,000
Durham County, North Carolina Industrial Facilities & Pollution (LOC — Suntrust Bank) 0.43% due 04/02/09†	1,950,000	1,950,000
Fayetteville, North Carolina Public Works Commission
2.47% due 04/01/09†	2,145,000	2,145,000
North Carolina Medical Care Commission Series B
0.35% due 04/02/09†	1,850,000	1,850,000
Wilmington, North Carolina General Obligation Unlimited
0.50% due 04/01/09†	1,200,000	1,200,000

		8,545,000

North Dakota — 2.6%
North Dakota State Housing Finance Agency Series A
0.64% due 04/01/09†	3,165,000	3,165,000
North Dakota State Housing Finance Agency Series B
0.64% due 04/01/09†	1,000,000	1,000,000

		4,165,000

Ohio — 1.7%
Ohio Housing Finance Agency (LOC — Federal Home Loan Bank) 0.63% due 04/02/09†	890,000	890,000
Ohio Housing Finance Agency Series B-1
0.55% due 04/01/09†	1,000,000	1,000,000
Ohio State Water Development Authority Series A (LOC — Barclays Bank PLC) 0.30% due 04/01/09†	800,000	800,000

		2,690,000

Oklahoma — 0.5%
Oklahoma State Capitol Improvement Authority Series D-3
0.30% due 04/01/09†	190,000	190,000
Oklahoma State Capitol Improvement Authority Series D-5
0.30% due 04/01/09†	700,000	700,000

		890,000

Oregon — 0.5%
Medford, Oregon Hospital Facilities Authority (LOC — KBC Bank N.V.) 0.50% due 04/01/09†	455,000	455,000
Multnomah County, Oregon Hospital Facilities Authority (LOC — Allied Irish Bank PLC) 0.60% due 04/01/09†	400,000	400,000

		855,000

Pennsylvania — 4.1%
Delaware Valley, Pennsylvania Regional Financial Authority Series A (LOC — Bayerische Landesbank) 0.50% due 04/01/09†	2,300,000	2,300,000
Delaware Valley, Pennsylvania Regional Financial Authority Series B (LOC — Bayerische Landesbank) 0.50% due 04/01/09†	2,100,000	2,100,000
Pennsylvania State Higher Educational Facilities Authority (LOC — Allied Irish Bank PLC) 1.25% due 04/02/09†	1,000,000	1,000,000
Pittsburgh, Pennsylvania Water & Sewer Authority Series B-1
0.90% due 04/02/09†	1,300,000	1,300,000

		6,700,000

Rhode Island — 1.3%
Providence, Rhode Island Housing Authority Series A (LOC — Bank of America N.A.) 0.50% due 04/01/09†	2,100,000	2,100,000

South Dakota — 2.6%
South Dakota Housing Development Authority Series C-1
0.55% due 04/02/09†	1,700,000	1,700,000
South Dakota Housing Development Authority Series I
0.60% due 04/01/09†	2,475,000	2,475,000

		4,175,000

Texas — 2.1%
Lubbock, Texas Health Facilities Development Corp. Series B (LOC —Wachovia Bank N.A.) 0.20% due 04/01/09†	160,000	160,000
San Antonio, Texas Electric & Gas Series B
4.00% due 02/01/10	2,000,000	2,053,652
Texas State Economic Development Series A-2
0.63% due 04/01/09†	1,100,000	1,100,000
Texas Water Development Board Series A
0.20% due 04/01/09†	170,000	170,000

		3,483,652

Utah — 3.4%
Utah Housing Corporation Single Family Mortgage Series A
1.15% due 04/01/09†	1,680,000	1,680,000
Utah Housing Corporation Single Family Mortgage Series E-1
0.60% due 04/01/09†	940,000	940,000
Utah Housing Corporation Single Family Mortgage Series F
1.15% due 04/01/09†	3,000,000	3,000,000

		5,620,000

Washington — 5.0%
Snohomish County, Washington Public Utility District Series A
3.50% due 04/01/09†	2,000,000	2,000,000
Washington State Housing Finance Commission (LOC — Bank of America N.A.) 0.50% due 04/02/09†	5,150,000	5,150,000
Washington State Housing Finance Commission Series A (LOC — Wells Fargo Bank N.A.) 0.85% due 04/01/09†	1,025,000	1,025,000

		8,175,000

Wisconsin — 0.0%
Wisconsin Housing & Economic Development Authority Series C
0.62% due 04/01/09†	75,000	75,000

Wyoming — 0.7%
Sweetwater County, Wyoming Pollution Control Series A (LOC — Barclays Bank PLC) 0.48% due 04/01/09†	1,100,000	1,100,000

Registered Investment Company — 0.0%
SSgA Tax Free Money Market Fund	52,482	52,482

TOTAL SHORT-TERM INVESTMENT SECURITIES
(amortized cost $170,328,157)(1)	104.2%	170,328,157
Liabilities in excess of other assets	(4.2)	(6,913,496)

NET ASSETS —	100.0%	$163,414,661

†	Variable Rate Security — the rate reflected is as of March 31, 2009; maturity date reflects next reset date.
(1)	At March 31, 2009, the cost of securities for federal income tax purposes was the same for book purposes.

LOC — Letter of Credit

See Notes to Portfolio of Investments

2

NOTES TO PORTFOLIO OF INVESTMENTS – March 31, 2009 – (unaudited)

Note 1. Security Valuation

Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization/accretion to maturity of any discount or premium. In accordance with rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), Board of Directors (the “Board”) of the SunAmerica Money Market Funds, Inc., on behalf of each series (each a “Fund” and collectively the “Funds”) has adopted procedures intended to stabilize the Funds’ net asset values per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which a Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board. In addition, in accordance with positions taken by the SEC or its staff, effective November 3, 2008, through January 12, 2009 for shadow pricing purposes the Funds valued certain portfolio securities with remaining maturities of 60 days or less at amortized cost instead of at the market-based value.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, quoted prices in inactive markets, etc.)

Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2009:

	Money Market Fund		Municipal Money Market Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Unadjusted Quoted Prices	$—	$—	$—	$—

Level 2 - Other Significant Observable Inputs	1,047,295,093	—	170,328,157	—

Level 3 - Significant Unobservable Inputs	—	—	—	—

Total	$1,047,295,093	$—	$170,328,157	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments such as future, forward, swap and written option contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument.

Note 2. Repurchase Agreements

The Funds, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds’ custodian takes possession of the collateral pledged for investments in repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a marked-to-market basis to ensure that the value at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At March 31, 2009, the following Funds held an undivided interest in a joint repurchase agreement with UBS Securities, LLC.

Fund	Percentage Interest	Principal Amount
Money Market Fund	17.64%	$44,097,000

As of that date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated March 31, 2009, bearing interest at a rate of 0.10% per annum, with a principal amount of $250,000,000, a repurchase price of $250,000,694, and a maturity date of April 1, 2009. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Notes	3.00%	07/15/12	$202,985,100	$255,000,032

ADDITIONAL INFORMATION

Additional information is available in the Funds’ Annual and Semi-annual reports, which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Money Market Funds, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: May 29, 2009

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: May 29, 2009